Company's subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Company's subsidiaries
Schedule of information on the Company's direct and indirect subsidiaries
		Zenvia Inc. 2021		Zenvia Mobile. 2020
	Country	Direct	Indirect	Direct	Indirect
Subsidiaries		%	%	%	%
Zenvia Mobile Serviços Digitais S.A.	Brazil	100	-	-	-
MKMB Soluções Tecnológicas Ltda.	Brazil	-	100	100	-
Total Voice Comunicação S.A.	Brazil	-	100	100	-
Rodati Motors Corporation	USA	-	100	100	-
Zenvia México	Mexico	-	100	100	-
Zenvia Voice Ltda (i)	Brazil	-	100	-	-
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS	Brazil	-	100	-	-
Sensedata Tecnologia Ltda.	Brazil	-	100	-	-
Rodati Services S.A.	Argentina	-	100	-	100
Rodati Servicios, S.A. de CV	Mexico	-	100	-	100
Rodati Motors Central de Informações de Veículos Automotores Ltda.	Brazil	-	100	-	100

(i)	On May 15, 2021, Zenvia Voice was incorporated with the purpose of providing voice services.